Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
AdvisorShares Accuvest Global Long Short ETF (Prospectus Summary) | AdvisorShares Accuvest Global Long Short ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ACCUVEST GLOBAL LONG SHORT ETF (NYSE Arca Ticker: AGLS)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Accuvest Global Long Short ETF (the “Fund”) seeks to provide average annual returns in excess of the total return of the MSCI World Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's shares. During the most recent fiscal year ended June 30, 2013, the Fund's portfolio turnover rate was 270% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	270.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights (and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If these fees and commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is considered a “fund of funds” that seeks to achieve its investment objective by primarily investing in both long and short positions in other exchange-traded funds (the “Underlying ETFs”) that offer diversified exposure to global regions, countries, styles (market capitalization, value, growth, etc.) or sectors, and other exchange-traded products, including, but not limited to, exchange-traded notes (“ETNs”) and exchange-traded currency trusts (collectively with Underlying ETFs, “ETPs”).

Accuvest Global Advisors (the “Sub-Advisor”) seeks to achieve the Fund's investment objective by taking long positions in the Underlying ETFs that invest in what it believes to be the most relatively attractive global regions and countries within those regions and by taking short positions, by entering into short sales, in the Underlying ETFs that invest in what it believes to be the most relatively unattractive global regions and countries within those regions. In establishing such positions, the Fund seeks to profit from the relative performance between the long and short positions in global regions, countries, styles or sectors. From time to time, the Fund may have directional exposure to seek to profit by being net long when stock markets are rising and net short when markets are falling.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks that may affect the value of its shares, including:

Allocation Risk. The Fund's particular allocations may have a significant effect on the Fund's performance. Allocation risk is the risk that the selection of ETPs and the allocation of assets among such ETPs will cause the Fund to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole.

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder's inability to buy or sell shares of the Fund on that day.

ETN Risk. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular benchmark less investor fees. ETNs have a maturity date and generally, are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. ETNs also may be subject to commodities market risk and credit risk.

Liquidity Risk. Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and lower Fund performance.

Premium-Discount Risk. The Fund's shares may trade above or below their net asset value (“NAV”). The trading price of the Fund's shares may deviate significantly from their NAV during periods of market volatility.

Short Sales Risk. Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. Short sales involve leverage because the Fund borrows securities and then sells them, effectively leveraging its assets. The use of leverage may magnify gains or losses for the Fund.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies (“RICs”), the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). Certain of the Fund's investments may generate income that is not qualifying income. If the Fund were to fail to meet the qualifying income test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Trading Risk. Although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.

ETP Investment Risk. Through its investments in the ETPs, the Fund will be subject to the risks associated with such investment vehicles' investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held or tracked by an ETP could decrease. These risks include any combination of the risks described below, as well as the risks described above. The Fund's exposure to a particular risk will be proportionate to the Fund's overall allocation to the ETPs and their exposure to various security types, currencies, market sectors and geographic regions.

Credit Risk . Certain of the ETPs are subject to the risk that a decline in the credit quality of a portfolio investment or a counterparty to a portfolio investment could cause the ETP's share price to fall. The ETPs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

Emerging Markets Risk . There is an increased risk of price volatility associated with an ETP's investments in, or an ETN's exposure to, emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Equity Risk . The prices of equity securities in which an ETP invests or is exposed to rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Fixed Income Risk . An ETP's investments in or exposure to fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the ETP to hold securities paying lower-than-market rates of interest, which could hurt the Fund's yield or share price.

Foreign Currency Risk . Currency movements may negatively impact the value of an ETP portfolio security even when there is no change in the value of the security in the issuer's home country. Certain of the ETPs may not hedge against the risk of currency exchange rate fluctuations, while other ETPs may if there is volatility in currency exchange rates.

Foreign Securities Risk . An ETP's investments in or exposure to foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

Geographic Investment Risk . An ETP may invest in or have exposure to the securities of issuers organized in one or more jurisdictions around the world, or in securities or instruments that provide exposure to such issuers. Such an ETP is likely to be impacted by economic conditions or events affecting the particular market or markets to which it is exposed. As of the date of this Prospectus, the Fund is expected to have significant exposure to the region listed below. The Sub-Advisor anticipates, however, that the Fund's exposure to particular regions and countries will vary greatly and may change frequently.

ASIA. To the extent an ETP has significant investment exposure to Asia, the ETP will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that region. While certain Asian economies are exemplars of growth and development others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions.

Interest Rate Risk . An ETP's investments in or exposure to fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an ETP's yield will change over time. During periods when interest rates are low, an ETP's yield (and total return) also may be low. To the extent that the investment advisor (or sub-advisor) or issuer of an ETP anticipates interest rate trends imprecisely, the ETP could miss yield opportunities or its share price could fall.

Investment Risk . The Fund may experience losses with respect to its investment in an ETP. Further, there is no guarantee that an ETP will achieve its objective.

Large-Capitalization Risk . An ETP may invest in or have exposure to large-capitalization companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of small- and mid-capitalization companies or the market as a whole.

Mid-Capitalization Risk . An ETP may invest in or have exposure to mid-capitalization companies. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large- or small-cap companies or the market as a whole.

Real Estate Investment Trusts (REITs) Risk . Certain of the ETPs invest in REITs. An ETP's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders. In addition, REITs have their own expenses, and the ETP will bear a proportionate share of those expenses.

Small-Capitalization Risk . An ETP may invest in or have exposure to small-capitalization companies. Small-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-cap companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends. During a period when the performance of small-cap stocks falls behind that of other types of investments, such as large-cap stocks, the ETP's performance could be adversely affected.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any fund, there is no guarantee that the Fund will achieve its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund's performance compares to the MSCI World Index, which is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed markets. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.advisorshares.com.

The Fund's name and investment sub-advisor changed effective December 1, 2011. Prior to December 1, 2011, the Fund was named “Mars Hill Global Relative Value ETF” and sub-advised by Mars Hill Partners, LLC. While the Fund's investment objective and principal investment strategies remain substantially the same, the performance prior to December 1, 2011 may not be indicative of the Fund's performance under the new Sub-Advisor.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of September 30, 2013 was -3.38%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	4.41%	4Q/2012
Lowest Return	-11.61%	1Q/2011

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
AdvisorShares Accuvest Global Long Short ETF (Prospectus Summary) | AdvisorShares Accuvest Global Long Short ETF | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (Reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.83%
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2010
AdvisorShares Accuvest Global Long Short ETF (Prospectus Summary) | AdvisorShares Accuvest Global Long Short ETF | AdvisorShares Accuvest Global Long Short ETF
Risk/Return:	rr_RiskReturnAbstract
MANAGEMENT FEES	rr_ManagementFeesOverAssets	1.35%
DISTRIBUTION (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
Short Interest Expense	rr_Component1OtherExpensesOverAssets	2.46%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.44%
TOTAL OTHER EXPENSES	rr_OtherExpensesOverAssets	2.90%
ACQUIRED FUND FEES AND EXPENSES	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	4.57%	[2]
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	rr_FeeWaiverOrReimbursementOverAssets	0.29%	[3]
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	rr_NetExpensesOverAssets	4.28%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	a year from the date of this Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 429
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,354
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,286
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,652
Annual Return 2011	rr_AnnualReturn2011	(17.89%)
Annual Return 2012	rr_AnnualReturn2012	9.39%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.38%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.61%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	9.39%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2010
AdvisorShares Accuvest Global Long Short ETF (Prospectus Summary) | AdvisorShares Accuvest Global Long Short ETF | AdvisorShares Accuvest Global Long Short ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[4]
1 Year	rr_AverageAnnualReturnYear01	9.39%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2010
AdvisorShares Accuvest Global Long Short ETF (Prospectus Summary) | AdvisorShares Accuvest Global Long Short ETF | AdvisorShares Accuvest Global Long Short ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[4]
1 Year	rr_AverageAnnualReturnYear01	6.10%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2010

[1]	As a shareholder in certain exchange-traded funds (the 'Acquired Funds'), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. 'Acquired Fund Fees and Expenses' do not reflect the operating expenses of exchange-traded products in which the Fund invests that are not investment companies, including exchange-traded notes and exchange-traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940, as amended (the '1940 Act').
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in this fee table may not correlate to the expense ratios in the Fund's financial highlights (and the Fund's financial statements) because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses.
[3]	AdvisorShares Investments, LLC (the 'Advisor') has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, Acquired Fund Fees and Expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.50% of the Fund's average daily net assets for at least a year from the date of this Prospectus. The expense limitation agreement may be terminated, without payment of any penalty, (i) by the Trust, for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days' prior written notice to the Trust at its principal place of business, such termination to be effective as of the close of business on the last day of the then-current one-year period.
[4]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.